TEMPORARY DEPOSITS PAID TO ENTITIES FOR EQUITY INVESTMENTS IN FUTURE SINO JOINT VENTURE COMPANIES (Details Textual)	Sep. 30, 2014	Dec. 31, 2013
Sino Joint Venture companies A [Member]
Deposits And Prepaid Expenses [Line Items]
Equity Method Investment, Ownership Percentage	31.00%	23.00%
Sino Joint Venture companies B [Member]
Deposits And Prepaid Expenses [Line Items]
Equity Method Investment, Ownership Percentage	23.00%	23.00%
Sino Joint Venture companies C [Member]
Deposits And Prepaid Expenses [Line Items]
Equity Method Investment, Ownership Percentage	56.00%	56.00%
Sino Joint Venture companies D [Member]
Deposits And Prepaid Expenses [Line Items]
Equity Method Investment, Ownership Percentage	29.00%	35.00%
Sino Joint Venture companies E [Member]
Deposits And Prepaid Expenses [Line Items]
Equity Method Investment, Ownership Percentage	35.00%	29.00%